38. Risk management (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Balance at beginning	$ 59,876	$ 74,215	$ 73,175	$ 81,245
Recognized in Other comprehensive income	(14,164)	(2,318)
Reclassified to the statement of income		2,070
Reclassified to the statement of income - occurred exports	2,753
Reclassified to the statement of income - exports no longer expected to occur	361
Balance at ending	59,876	74,215
Exchange rate variation [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Balance at beginning	(37,257)	(20,517)	(20,143)
Recognized in Other comprehensive income	(21,460)	(3,510)
Reclassified to the statement of income		3,136
Reclassified to the statement of income - occurred exports	4,172
Reclassified to the statement of income - exports no longer expected to occur	548
Balance at ending	(37,257)	(20,517)
Tax effect [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Balance at beginning	12,667	6,977	$ 6,851
Recognized in Other comprehensive income	7,296	1,192
Reclassified to the statement of income		(1,066)
Reclassified to the statement of income - occurred exports	(1,419)
Reclassified to the statement of income - exports no longer expected to occur	(187)
Balance at ending	$ 12,667	$ 6,977